Operating assets and liabilities - Retirement benefit obligations - Fair Value of Plan Assets (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	kr (1,336)
At the end of the year	(1,256)	kr (1,336)
Net remeasurement primarily related to changes in financial assumptions	87	103
Partly funded
Disclosure of net defined benefit liability (asset) [line items]
Present value of retirement benefit obligations	1,841	1,778
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Present value of retirement benefit obligations	647	700
Germany
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(376)
Switzerland
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(86)
Japan
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(69)
USA
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(386)
Other
Disclosure of net defined benefit liability (asset) [line items]
At the end of the year	(339)
Fair Value of Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	1,142	1,160
Interest income	17	12
Settlements	0	(43)
Remeasurement gains/(losses)	11	24
Employer contributions	101	96
Plan participant contributions etc.	15	14
Benefits paid to employees	(88)	(66)
Effect of exchange rate adjustment	34	(55)
At the end of the year	1,232	1,142
Fair Value of Plan Assets | Germany
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	525
Interest income	10
Settlements	0
Remeasurement gains/(losses)	13
Employer contributions	16
Plan participant contributions etc.	0
Benefits paid to employees	(7)
Effect of exchange rate adjustment	2
At the end of the year	559	525
Fair Value of Plan Assets | Switzerland
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	197
Interest income	2
Settlements	0
Remeasurement gains/(losses)	(1)
Employer contributions	19
Plan participant contributions etc.	7
Benefits paid to employees	(26)
Effect of exchange rate adjustment	8
At the end of the year	206	197
Fair Value of Plan Assets | Japan
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	316
Interest income	1
Settlements	0
Remeasurement gains/(losses)	(6)
Employer contributions	25
Plan participant contributions etc.	0
Benefits paid to employees	(29)
Effect of exchange rate adjustment	23
At the end of the year	330	316
Fair Value of Plan Assets | USA
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	0
Interest income	0
Settlements	0
Remeasurement gains/(losses)	0
Employer contributions	17
Plan participant contributions etc.	0
Benefits paid to employees	(17)
Effect of exchange rate adjustment	0
At the end of the year	0	0
Fair Value of Plan Assets | Other
Disclosure of net defined benefit liability (asset) [line items]
At the beginning of the year	104
Interest income	4
Settlements	0
Remeasurement gains/(losses)	5
Employer contributions	24
Plan participant contributions etc.	8
Benefits paid to employees	(9)
Effect of exchange rate adjustment	1
At the end of the year	kr 137	kr 104